Investments in real estate, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft
Investments in real estate
Rental properties	$ 5,112,759	$ 4,546,769
Less: accumulated depreciation	(742,535)	(616,007)
Rental properties, net	4,370,224	3,930,762
Construction in progress ("CIP")/current value-added projects:
Active development	198,644	134,758
Active redevelopment	281,555	248,651
Projects in India and China	106,775	98,327
Generic infrastructure/building improvement projects	92,338
Construction in progress ("CIP")/current value-added projects	679,312	481,736
Land/future value-added projects
Land held for future development	341,678	431,838
Land undergoing preconstruction activities (additional CIP)	574,884	563,800
Land/future value-added projects	916,562	995,638
Investment in unconsolidated real estate entity	42,342	36,678
Investments in real estate, net	$ 6,008,440	$ 5,444,814
Square Footage
Rental properties	13,567,997	12,452,489
Construction in progress (CIP)/current value-added projects:
Active redevelopment	919,857	755,463
Active development	818,020	475,818
Projects in India and China	817,000	973,000
Construction in progress ("CIP")/current value-added projects	2,554,877	2,204,281
Land/future value-added projects
Land held for future development (in square feet)	10,939,000	8,328,000
Land undergoing preconstruction activities (additional CIP)	2,668,000	3,014,000
Land/future value-added projects	13,607,000	11,342,000
Investment in unconsolidated real estate entity	414,000	428,000
Investments in real estate, net	30,143,874	26,404,039